Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-derivative financial liabilities
Bank debt	$ 874,500	$ 1,264,000
Accounts payable and accrued liabilities	11,794	$ 19,883
Non-Derivative Financial Instrument [Member]
Non-derivative financial liabilities
Bank debt	874,500
Interest on bank debt	99,301
Accounts payable and accrued liabilities	11,794
Performance share units	19,069
Pension liability	810
Lease liability	4,252
Class Action Settlement	41,500
Financial liabilities and contractual commitments, undiscounted cash flows	1,051,226
Non-Derivative Financial Instrument [Member] | 2020 [member]
Non-derivative financial liabilities
Bank debt	0
Interest on bank debt	25,363
Accounts payable and accrued liabilities	11,794
Performance share units	10,668
Pension liability	810
Lease liability	724
Class Action Settlement	41,500
Financial liabilities and contractual commitments, undiscounted cash flows	90,859
Non-Derivative Financial Instrument [Member] | 2021-2023 [member]
Non-derivative financial liabilities
Bank debt	0
Interest on bank debt	68,061
Accounts payable and accrued liabilities	0
Performance share units	6,895
Pension liability	0
Lease liability	2,413
Class Action Settlement
Financial liabilities and contractual commitments, undiscounted cash flows	77,369
Non-Derivative Financial Instrument [Member] | 2024 - 2025 [member]
Non-derivative financial liabilities
Bank debt	874,500
Interest on bank debt	5,877
Accounts payable and accrued liabilities	0
Performance share units	1,506
Pension liability	0
Lease liability	1,115
Class Action Settlement
Financial liabilities and contractual commitments, undiscounted cash flows	882,998
Non-Derivative Financial Instrument [Member] | 2025 [member]
Non-derivative financial liabilities
Bank debt	0
Interest on bank debt	0
Accounts payable and accrued liabilities	0
Performance share units	0
Pension liability	0
Lease liability	0
Class Action Settlement
Financial liabilities and contractual commitments, undiscounted cash flows	$ 0